INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 23, 2019 TO THE PROSPECTUS

DATED FEBRUARY 28, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

Invesco S&P International Developed High Dividend Low Volatility ETF has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety, effective immediately.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-IDHD-PRO-SUP 122319